CONSOLIDATED CONDENSED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2021 USD ($) $ / shares shares
Allowance for credit loss | $	$ 4,930
Preferred stock par value (usd per share) | $ / shares	$ 0.0001
Preferred stock, authorized (in shares)	100,000,000
Preferred stock issued (in shares)	0
Preferred stock outstanding (in shares)	0
Common stock par value (usd per share) | $ / shares	$ 0.0001
Common stock authorized (in shares)	600,000,000
Common stock outstanding (in shares)	61,925,075
Common Class A
Common stock par value (usd per share) | $ / shares	$ 0.0001
Common stock authorized (in shares)	500,000,000
Common stock issued (in shares)	36,226,000
Common stock outstanding (in shares)	36,225,611
Common Class B
Common stock par value (usd per share) | $ / shares	$ 0.0001
Common stock authorized (in shares)	60,000,000
Common stock issued (in shares)	25,699,000
Common stock outstanding (in shares)	25,699,464
Class C common stock
Common stock par value (usd per share) | $ / shares	$ 0.0001
Common stock authorized (in shares)	40,000,000
Common stock issued (in shares)	0
Common stock outstanding (in shares)	0